BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) per Share
	Year ended December 31,
	2019	2020	2021
Numerator:

Net income (loss) available to shareholders of ordinary shares	$63,064	$(5,758)	$(83,946)

Denominator:
Shares used in computing basic net income (loss) per ordinary shares	37,586,387	38,628,770	39,645,453
	Year ended December 31,
	2019	2020	2021
Numerator:

Net income (loss) available to shareholders of ordinary shares	$63,064	$(5,758)	$(83,946)

Denominator:
Shares used in computing diluted net income (loss) per ordinary shares	38,890,108	38,628,770	39,645,453